ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2024
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

MDJM LTD (the “Company” or “MDJM”) was incorporated on January 26, 2018, under the laws of the Cayman Islands as an exempted company under the name of MDJLEAD LTD. Effective on May 7, 2018, the Company changed its corporate name to MDJM LTD. The Company, through its subsidiaries in the United Kingdom (the “UK”), engages in the hospitality industry and owns and manages hotel and restaurant businesses in the UK. In 2022, the Company’s subsidiaries in the UK acquired two real estate properties located in the UK, which have been remodeled as hotels with restaurant facilities. Historically, the Company, through Mingdajiahe (Tianjin) Co., Ltd. (“Mingda Tianjin” or the “VIE,” formerly known as Tianjin Mingda Jiahe Real Estate Co., Ltd.), was principally engaged in providing end-to-end services in the life cycle of a residential real estate project, including primary real estate agency services in the People’s Republic of China (the “PRC”). The Company, its subsidiaries, and the VIE are also collectively referred to as the “Group.”

MDJCC Limited (“MDJM Hong Kong”) was incorporated on February 9, 2018, under the laws of Hong Kong. MDJM owns 100% of the equity interests in MDJM Hong Kong.

MD Local Global Limited (“MDJM UK”) was incorporated in the UK under the Companies Act 2006 as a private company on October 28, 2020, and it is registered in England and Wales. MDJM owns 100% of the equity interests in MDJM UK.

Mansions Catering and Hotel LTD (“Mansions,” formerly known as Mansions Estate Agent Ltd) was incorporated under the laws of England as a limited company on June 15, 2021, to conduct residential property management and hospitality business. At the time of incorporation, MDJM UK held 51% of the ownership interests in Mansions, Ocean Tide Wealth Limited, a specialist mortgage broker in the UK, held 41% of the ownership interests, and Mingzhe Zhang, an individual, held the remaining 8%. On May 20, 2022, MDJM UK acquired the 41% ownership interests from Ocean Tide Wealth Limited with a consideration of one British pound sterling. On May 20, 2022, MDJM UK acquired the 8% ownership interests from Mingzhe Zhang with a consideration of one British pound sterling. After the acquisition, MDJM UK holds 100% of the ownership interests in Mansions.

On January 14, 2022, Mingda Jiahe Development Investment Co., Ltd (“MD Japan”) was incorporated under Japanese laws. MDJM holds 100% of the equity interest in MD Japan. MD Japan did not generate any revenue for the six months ended June 30, 2024 and 2023.

On February 16, 2022, MD Lokal Global GmbH (“MD German”) was incorporated under German laws. MDJM holds 100% of the equity interest in MD German. MD German did not generate any revenue for the six months ended June 30, 2024 and 2023.

On August 22, 2023, the Company incorporated a wholly owned subsidiary in the UK under the name of Fernie Castle Culture Limited (“FCC”). FCC is engaged in the management and development of the “Fernie” brand, including “Fernie” brand name related products and services.

Beijing Mingda Jiahe Technology Development Co., Ltd. (“Mingda Beijing”), is a limited liability company established on March 9, 2018, under the laws of the PRC. Mingda Beijing is a wholly foreign-owned entity and 100% owned by MDJM Hong Kong.

Mingda Tianjin is a limited liability company established on September 25, 2002, under the laws of the PRC.

The following table lists the wholly owned subsidiaries and the consolidated VIE of the Company:

	Date of	Place of	Percentage of
Name of the Company	Incorporation	Incorporation	Ownership
MDJM Hong Kong	February 9, 2018	Hong Kong	100%
MDJM UK	October 28, 2020	England and Wales	100%
Mansions	June 15, 2021	England and Wales	100%
FCC	August 22, 2023	England and Wales	100%
MD Japan	January 14, 2022	Japan	100%
MD German	February 16, 2022	Germany	100%
Mingda Beijing	March 9, 2018	PRC	100%
Mingda Tianjin	September 25, 2002	PRC	VIE

VIE Arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide services in certain industries. To comply with these regulations, on April 28, 2018, Mingda Beijing entered into a series of contractual arrangements with Mingda Tianjin and shareholders of Mingda Tianjin (collectively, the “VIE Agreements”). Due to PRC legal restrictions on foreign ownership in the real estate sector, neither the Company nor its subsidiaries own any equity interest in Mingda Tianjin. Instead, for accounting purposes, the Company controls and receives the economic benefits of Mingda Tianjin’s business operation through the VIE Agreements, which enable the Company to consolidate the financial results of the VIE and its subsidiaries in the Company’s consolidated financial statements under the generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Agreements that Transfer Economic Benefits of Mingda Tianjin

On April 28, 2018, Mingda Beijing entered into an “Exclusive Business Cooperation Agreement” (the “Business Agreement”) with Mingda Tianjin. Pursuant to the Business Agreement, Mingda Beijing will provide a series of consulting and technical support services to Mingda Tianjin and is entitled to receive 100% of Mingda Tianjin’s net income after deduction of required PRC statutory surplus reserve as a service fee. The service fee is paid annually or at any such time agreed by Mingda Beijing and Mingda Tianjin. The term of this Business Agreement is valid for 10 years upon execution of the agreement and may be extended or terminated prior to the expiration date at the will of Mingda Beijing. Unless expressly provided by the Business Agreement, without prior written consent of Mingda Beijing Mingda Tianjin may not engage any third party to provide the services offered by Mingda Beijing under the Business Agreement.

Agreements that Enable the Company to Control and Receive the Economic Benefits of Mingda Tianjin’s Business Operation for Accounting Purposes

On April 28, 2018, each of the shareholders of Mingda Tianjin entered into an “Exclusive Call Option Agreement” (collectively, the “Option Agreements”) with Mingda Beijing. Pursuant to the Option Agreements, each of the shareholders of Mingda Tianjin granted an irrevocable and unconditional option to Mingda Beijing or its designees to acquire all or part of such shareholder’s equity interests in Mingda Tianjin at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in Mingda Tianjin will be equal to the registered capital of Mingda Tianjin, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. The Option Agreements are valid for 10 years upon execution of the Option Agreement and may be extended prior to the expiration date at will by Mingda Beijing.

On April 28, 2018, each of the shareholders of Mingda Tianjin also entered into an “Equity Pledge Agreement” (collectively, the “Pledge Agreements”) with Mingda Beijing. Pursuant to the Pledge Agreements, the shareholders pledged their respective equity interests in Mingda Tianjin to guarantee the performance of the obligations of the VIE. Mingda Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the Pledge Agreements, each of the shareholders of Mingda Tianjin cannot transfer, sell, pledge, dispose of, or otherwise create any new encumbrance on their respective equity interests in Mingda Tianjin without the prior written consent of Mingda Beijing. The equity pledge right will expire when the exclusive business cooperation between Mingda Beijing and Mingda Tianjin is terminated and all service fees are paid. The equity pledges of Mingda Tianjin have been registered with the relevant local branch of the State Administration for Industry and Commerce.

Risks in Relation to the VIE Structure

The Company believes that the VIE Agreements are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the VIE Agreements and the interests of the shareholders of the VIE may diverge from those of the Company, and that may potentially increase the risk that such shareholders would seek to act inconsistently with the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

The Company’s ability to, for accounting purposes, control and receive the economic benefits of Mingda Tianjin’s business operation through the VIE Agreements, and to consolidate the financial results of the VIE and its subsidiaries in its consolidated financial statements, also depends on the power of attorney Mingda Beijing has to vote on all matters requiring shareholder approval in the VIE. The Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the VIE Agreements are found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, Mingda Beijing, or the VIE.

The Company, through its subsidiaries and the VIE Agreements, has (1) the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIE. Accordingly, the Company is the primary beneficiary of the VIE and has consolidated the financial results of the VIE.